Principal accountant fees and services (Tables)	12 Months Ended
Dec. 31, 2022
Principal accountant fees and services
Schedule of fees for auditor and its affiliates

Fees
in € THOUS
	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany
	2022		2021		2020

Audit fees	14,354	2,961	10,524	2,041	9,386	1,608
Audit-related fees	686	301	1,038	614	510	394
Tax fees	1,204	—	633	—	951	54
Other fees	2,940	2,940	1,817	1,813	5,236	5,236